General information (Details Narrative)	Apr. 07, 2022	Mar. 31, 2026 USD ($)	Sep. 19, 2025 $ / shares shares	Mar. 31, 2025 USD ($)	Apr. 15, 2024 $ / shares shares	Apr. 15, 2024 R$ / shares shares	Mar. 18, 2024 USD ($)	Mar. 18, 2024 BRL (R$)	Jan. 23, 2024 $ / shares shares	Jan. 23, 2024 R$ / shares shares	Jun. 20, 2022 USD ($)	Jun. 20, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Share capital | $
Number of warrant shares issued | shares									1	1
Par value | $ / shares									$ 10,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of warrant shares issued | shares			1,000		1,000	1,000
Par value | $ / shares			$ 0.0001
International Mineral Corporation Holdings Ltd [member]
IfrsStatementLineItems [Line Items]
Par value | (per share)					$ 209	R$ 1			$ 0.18	R$ 1
Group interest	100.00%
International Mineral Corporation Holdings Ltd [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of warrant shares issued | shares			1,000
Par value | $ / shares			$ 0.00001
Niobium Brazil Importacao E Exportacao Ltd [member]
IfrsStatementLineItems [Line Items]
Share capital											$ 9,724	R$ 50,000
IMC Rare Earths Participacoes Ltda [member]
IfrsStatementLineItems [Line Items]
Share capital | R$								R$ 1,000
I M C Rare Earths Participacoes Ltd [Member]
IfrsStatementLineItems [Line Items]
Share capital | $							$ 199